Deferred Policy Acquisition Costs and Present Value of Future Profits (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2013 Retirement Plans [Member]	Dec. 31, 2013 Retirement Plans [Member]	Mar. 31, 2013 Individual Life [Member]	Dec. 31, 2013 Individual Life [Member]	Dec. 31, 2013 Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2012 Retirement Plans and Individual Life Businesses [Member]	Dec. 31, 2011 Retirement Plans and Individual Life Businesses [Member]
Disposition of DAC asset			$ 16,000,000					$ 0		$ 0	$ 2,229,000,000	$ 0	$ 0
Balance, end of period	689,000,000		3,072,000,000		3,448,000,000
Amortization — DAC from discontinued operations	0		(35,000,000)		(47,000,000)
Effect of currency translation	0	[1]	0	[1]	1,000,000	[1]
Adjustments to unrealized gains and losses on securities available-for-sale and other	58,000,000		(346,000,000)		(154,000,000)
Amortization — Unlock benefit (charge), pre-tax	(104,000,000)	[2]	(44,000,000)	[2]	(137,000,000)	[2]
Amortization — DAC	(124,000,000)		(280,000,000)		(290,000,000)		(352)		(2,374)
Deferred costs	16,000,000		329,000,000		381,000,000
Balance, beginning of period	$ 3,072,000,000		$ 3,448,000,000		$ 3,694,000,000

[1]	[2]Includes previously unrealized gains on securities AFS of $148 and $349 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013.
[2]	[1]Includes accelerated amortization of $352 and $2,374 recognized upon the sale of the Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.